Share-Based Compensation - Summary of Equity Award Activity for Non-Qualified Options to Purchase Ordinary Shares (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	225,000
Aggregate Intrinsic Value, Outstanding	$ 54.5
Aggregate Intrinsic Value, Vested and expected to vest	$ 52.5
Non-qualified Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding, Beginning Balance	1,100,000
Options, Assumed in the Warner Chilcott Acquisition	200,000
Options, Granted	200,000
Options, Exercised	(1,000,000)
Options, Cancelled	(100,000)
Options, Outstanding, Ending Balance	400,000
Options, Vested and expected to vest	400,000
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 31.50
Weighted Average Exercise Price, Assumed in the Warner Chilcott Acquisition	$ 63.11
Weighted Average Exercise Price, Granted	$ 86.86
Weighted Average Exercise Price, Exercised	$ 44.78
Weighted Average Exercise Price, Cancelled	$ 39.72
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 43.50
Weighted Average Exercise Price, Vested and expected to vest	$ 40.35
Weighted Average Remaining Contractual Term (Years), Outstanding	3 years 4 months 24 days
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest	3 years 1 month 6 days